Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥) ¥ in Millions	1 Months Ended
	Dec. 23, 2019	Dec. 10, 2018	Jun. 04, 2018	Mar. 31, 2021	Nov. 13, 2019	Nov. 13, 2018	May 15, 2018
Common Stock [Member]
Treasury Stock:
Number of own shares repurchased	85,775,400	159,836,800	72,420,700
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract	¥ 50,000	¥ 100,000	¥ 50,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares					0.77%	1.52%	0.76%
Date of own shares cancelled	Jan. 20, 2020	Jan. 22, 2019	Jul. 20, 2018
Common Stock [Member] | Maximum [Member]
Treasury Stock:
Aggregated Number of shares allowed for repurchase					100,000,000	200,000,000	100,000,000
Aggregate amount of shares allowed for repurchase					¥ 50,000	¥ 100,000	¥ 50,000
Companies Act [Member] | Minimum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account				50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991				5.00%
Companies Act [Member] | Maximum [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991				10.00%
BK and TB [Member] | Companies Act [Member] | Common Stock [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991				¥ 1,910,106
BK and TB [Member] | Companies Act [Member] | Unappropriated Retained Earnings [Member]
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991				¥ 1,910,106